Convertible Loans (Details)		9 Months Ended
	Apr. 30, 2026 USD ($)	Jul. 31, 2026 USD ($) $ / shares shares	Sep. 02, 2026 shares	Jun. 18, 2026 $ / shares	May 29, 2026 $ / shares	Apr. 15, 2026 $ / shares	Feb. 09, 2026 $ / shares	Sep. 17, 2025 USD ($)
Convertible Loans [Line Items]
Aggregate purchase price		$ 7,875,000
Percentage of subscription amount								90.00%
Number of common shares (in Shares) | shares		1,778,626
Conversion of common shares (in Shares) | shares			21,858
CLA Investors [Member]
Convertible Loans [Line Items]
Promissory notes aggregate principal amount	$ 10,000,000
Aggregate purchase price	9,000,000
Subscription amount	8,150,000
Share Purchase Agreement [Member] | CLA Investors [Member]
Convertible Loans [Line Items]
Third parties								2
Promissory notes aggregate principal amount								$ 2,500,000
Promissory Notes [Member]
Convertible Loans [Line Items]
Promissory notes aggregate principal amount	$ 11,250,000
Aggregate purchase price								$ 2,250,000
Percentage of subscription amount		90.00%
Conversion of common shares (in Shares) | shares		1,802,622
Promissory Notes [Member] | CLA Investors [Member]
Convertible Loans [Line Items]
Aggregate principal amount		$ 8,750,000
Number of common shares (in Shares) | shares		8,899,559
Floor price (in Dollars per share) | $ / shares				$ 1.875	$ 2.2338	$ 6	$ 12.5
April 2023 Warrants [Member]
Convertible Loans [Line Items]
Exercise price of common shares | $ / shares		$ 1.875
First and Second Initial Promissory Notes [Member]
Convertible Loans [Line Items]
Finance expense		$ 886,310
April 2023 Warrants [Member]
Convertible Loans [Line Items]
Number of common shares (in Shares) | shares		1,010,773